Fair Value Measurement	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurement
19.	Fair Value Measurement

An asset and liability classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The valuation techniques used maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Three levels of inputs may be used to measure fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Includes other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs that are supported by little or no market activity.

The Company’s OBIP and VCIP accrued liability for awards deemed probable of repurchase is measured at fair value on a recurring basis and is classified as Level 3 within the fair value hierarchy. There were no other assets or liabilities measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020, and there were no gains or losses recognized during the three months ended March 31, 2021 and 2020.

The following table sets forth the fair value of the Company’s assets and liabilities at March 31, 2021 (in thousands):

	Level 1	Level 2	Level 3	Totals
Cash and cash equivalents	$14,171	$—	$—	$14,171
Restricted cash	100	—	—	100

Total assets	$14,271	$—	$—	$14,271

Term loan	—	55,720	—	55,720
Finance lease obligations	—	287	—	287
OBIP/VCIP liability	—	—	790	790
Asset acquisition contingent consideration liability	—	—	5,969	5,969

Total liabilities	$—	$56,007	$6,759	$62,766

The following table sets forth the fair value of the Company’s assets and liabilities at December 31, 2020 (in thousands):

	Level 1	Level 2	Level 3	Totals
Cash and cash equivalents	$18,098	$—	$—	$18,098
Restricted cash	1,468	—	—	1,468

Total assets	$19,566	$—	$—	$19,566

Term loan	—	56,044	—	56,044
Finance lease obligations	—	430	—	430
OBIP/VCIP liability	—	—	286	286

Total liabilities	$—	$56,474	$286	$56,760

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. Observable or market inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s assumptions based on the best information available.

As of March 31, 2021 and December 31, 2020, the fair value of the term loan and finance lease obligations approximated their carrying value. The fair value was determined based on observable inputs on the price of the term loan in the market and has been classified as Level 2 of the fair value hierarchy. The Company’s OBIP and VCIP accrued liability for awards deemed probable of repurchase is measured at fair value on a recurring basis and is classified as Level 3 within the fair value hierarchy. The Company’s asset acquisition contingent consideration liability is classified as Level 3 within the fair value hierarchy for which fair value is measured on the acquisition date using Monte Carlo simulation based on various inputs, including projected revenue during the earn-out period, revenue volatility, and discount rate.

The changes in fair value of the Level 3 liabilities are as follows (amounts in thousands):

	March 31, 2021	December 31, 2020
Balance, beginning of the year	$286	$286
Accrued liability	6,473	—
Payments	—	—

Balance, end of period	$6,759	$286

18.	Fair Value Measurement

An assets and liability classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The valuation techniques used maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Three levels of inputs may be used to measure fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Includes other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs that are supported by little or no market activity.

The Company’s OBIP and VCIP accrued liability for awards deemed probable of repurchase is measured at fair value on a recurring basis and is classified as Level 3 within the fair value hierarchy. There were no other assets or liabilities measured at fair value on a recurring basis at December 31, 2020 and 2019 and there were no gains or losses recognized during the years ended December 31, 2020, 2019 and 2018.

The following table sets forth the fair value of the Company’s assets and liabilities at December 31, 2020 (in thousands):

	Level 1	Level 2	Level 3	Totals
Cash and cash equivalents	$18,098	$—	$—	$18,098
Restricted cash	1,468	—	—	1,468

Total assets	$19,566	$—	$—	$19,566

Term loan	—	56,044	—	56,044
Capital lease obligations	—	430	—	430
OBIP/VCIP liability	—	—	286	286

Total liabilities	$—	$56,474	$286	$56,760

The following table sets forth the fair value of the Company’s assets and liabilities at December 30, 2019 (in thousands):

	Level 1	Level 2	Level 3	Totals
Cash and cash equivalents	$14,910	$—	$—	$14,910
Restricted cash	1,603	—	—	1,603

Total assets	$16,513	$—	$—	$16,513

Term loan	—	57,053	—	57,053
Capital lease obligations	—	1,107	—	1,107
OBIP/VCIP liability	—	—	286	286

Total liabilities	$—	$58,160	$286	$58,446

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. Observable or market inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s assumptions based on the best information available.

As of December 31, 2020 the fair value of the term loan approximated its carrying value. The fair value was determined based on observable inputs on the price of the term loan in the market and has been classified as Level 2 of the fair value hierarchy. The Company’s OBIP and VCIP accrued liability for awards deemed probable of repurchase is measured at fair value on a recurring basis and is classified as Level 3 within the fair value hierarchy.

The changes in fair value of the Level 3 liabilities are as follows (amounts in thousands):

	December 31, 2020	December 31, 2019
Balance, beginning of the year	$286	$—
Accrued liability	—	286
Payments	—	—

Balance, end of the year	$286	$286

Crescent Acquisition Corp
Fair Value Measurement

6. Fair Value Measurements

The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with FASB ASC 320 “Investments - Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying condensed consolidated balance sheets and adjusted for the amortization or accretion of premiums or discounts.

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

Description	March 31, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in Trust Account	$253,470,156	$253,470,156	$—	$—
Liabilities:
Warrant liability – Public Warrants	$14,125,000	$14,125,000	$—	$—
Warrant liability – Private Placement Warrants	$15,190,000	$—	$—	$15,190,000
Forward Purchase Agreement	$1,945,000	$—	$—	$1,945,000

Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in Trust Account	$253,628,041	$253,628,041	$—	$—
Liabilities:
Warrant liability – Public Warrants	$18,875,000	$18,875,000	$—	$—
Warrant liability – Private Placement Warrants	$14,140,000	$—	$—	$14,140,000
Forward Purchase Agreement	$5,185,000	$—	$—	$5,185,000

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1— Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2— Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3— Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.

As of March 31, 2021 and December 31, 2020, assets held in the Trust Account were comprised of $253,470,156 and $253,628,041, respectively, in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government obligations. Cash, money market funds and U.S. Treasury bills are classified as Level 1 securities.

The Company employed option pricing models to value the Warrants at each reporting period, with changes in fair value recognized in the statement of operations. In the case of the Public Warrants, the Company used a binomial/lattice model that assumes optimal exercise of the Company’s redemption option at the earliest possible date. In the case of the Private Placement Warrants, the Company used a Modified Black-Scholes Option Pricing Model since these instruments do not have an early redemption feature. However, if the Private Placement Warrants were also subject to the make-whole table, then the binomial/lattice model was used. Inherent in options pricing models are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility input based on observed price, otherwise it was assumed based on median volatility of the Russell 3000 Index constituents, or the volatility of the target company’s peer group. The risk-free interest rate is based on the U.S. Treasury curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero. The liability for the Forward Purchase Agreement was valued using an adjusted net assets method, which is considered to be a Level 3 fair value measurement. Under the adjusted net assets method utilized, the aggregate commitment pursuant to the Forward Purchase Agreement is discounted to present value and compared to the fair value of the common stock and warrants to be issued pursuant to the Forward Purchase Agreement. The excess (liability) or deficit (asset) of the fair value of the common stock and warrants to be issued compared to the fixed commitment is then reduced to account for the probability of consummation of a business combination. The primary unobservable input utilized in determining the fair value of the Forward Purchase Agreement is the probability of consummation of a business combination. As of March 31, 2021 and December 31, 2020, the probability assigned to the consummation of a business combination was 90% and 80%, respectively.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2021 and 2020.

The following table provides quantitative information regarding fair value assumptions for the Private Placement Warrants:

	As of March 31, 2021	As of December 31, 2020
Asset price	$10.06	$10.45
Exercise price	$11.50	$11.50
Term (in years)	5.30	5.50
Volatility	30.00%	29.30%
Risk-free rate	1.00%	0.40%
Dividend yield	0.00%	0.00%
Fair value of each Private Placement Warrant	$2.17	$2.02

The following table provides quantitative information regarding fair value assumptions for the Forward Purchase Agreement:

	As of March 31, 2021	As of December 31, 2020
Asset price	$10.06	$10.45
Private Placement Warrant price	$2.17	$2.02
Discount term (in years)	0.25	0.50
Probability of merger	90.00%	80.00%
Risk-free rate	0.03%	0.09%
Fair value of Forward Purchase Agreement	$1,945,000	$5,185,000

The following table presents the changes in the fair value of the Warrants and Forward Purchase Agreement liabilities:

	Private Placement Warrants	Public Warrants	Forward Purchase Agreement	Liabilities
Fair value as of December 31, 2020	$14,140,000	$18,875,000	$5,185,000	$38,200,000
Change in the fair value	1,050,000	(4,750,000)	(3,240,000)	(6,940,000)

Fair value as of March 31, 2021	$15,190,000	$14,125,000	$1,945,000	$31,260,000

	Private Placement Warrants	Public Warrants	Forward Purchase Agreement	Liabilities
Fair value as of December 31, 2019	$10,010,000	$10,000,000	$3,396,000	$23,406,000
Change in the fair value	490,000	625,000	(1,404,000)	(289,000)

Fair value as of March 31, 2020	$10,500,000	$10,625,000	$1,992,000	$23,117,000

The Company did not have any held to maturity securities as of March 31, 2021 and December 31, 2020.

7. Fair Value Measurements

The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with FASB ASC 320 “Investments—Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying consolidated balance sheets and adjusted for the amortization or accretion of premiums or discounts.

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in Trust Account	$253,628,041	$253,628,041	$—	$—
Liabilities:
Warrant liability—Public Warrants	$18,875,000	$18,875,000	$—	$—
Warrant liability—Private Placement Warrants	$14,140,000	$—	$—	$14,140,000
Forward Purchase Agreement	$5,185,000	$—	$—	$5,185,000

Description	December 31, 2019	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in Trust Account	$253,557,444	$253,557,444	$—	$—
Liabilities:
Warrant liability—Public Warrants	$10,000,000	$10,000,000	$—	$—
Warrant liability—Private Placement Warrants	$10,010,000	$—	$—	$10,010,000
Forward Purchase Agreement	$3,396,000	$—	$—	$3,396,000

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1— Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2— Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3— Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.

As of December 31, 2020, assets held in the Trust Account were comprised of $253,628,041 in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government obligations. As of December 31, 2019, assets held in the Trust Account were comprised of $253,551,083 in U.S. Treasury bills and $18,376 in cash. Cash, money market funds and U.S. Treasury bills are classified as Level 1 securities.

The Company employed option pricing models to value the Warrants at each reporting period, with changes in fair value recognized in the statement of operations. In the case of the Public Warrants, we used a binomial/lattice model that assumes optimal exercise of the Company’s redemption option at the earliest possible date. In the case of the Private Placement Warrants, the Company used a Modified Black-Scholes Option Pricing Model since these instruments do not have an early redemption feature. However, if the Private Placement Warrants were also subject to the make-whole table, then the binomial/lattice model was used. Inherent in options pricing models are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility input based on observed price, otherwise it was assumed based on median volatility of the Russell 3000 Index constituents, or the volatility of the target company’s peer group. The risk-free interest rate is based on the U.S. Treasury curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero. The liability for the Forward Purchase Agreement was valued using an adjusted net assets method, which is considered to be a Level 3 fair value measurement. Under the adjusted net assets method utilized, the aggregate commitment of $50,000,000 pursuant to the Forward Purchase Agreement is discounted to present value and compared to the fair value of the common stock and warrants to be issued pursuant to the Forward Purchase Agreement. The excess (liability) or deficit (asset) of the fair value of the common stock and warrants to be issued compared to the $50,000,000 fixed commitment is then reduced to account for the probability of consummation of a business combination. The primary unobservable input utilized in determining the fair value of the Forward Purchase Agreement is the probability of consummation of a business combination. For all of the periods presented, the probability assigned to the consummation of a business combination was 80%.

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants as of the initial measurement date of $18,750,000 was transferred from a Level 3 fair value measurement to a Level 1 fair value measurement in April 2019, when the Public Warrants were separately listed and traded.

The following table provides quantitative information regarding fair value assumptions for the Public Warrants:

As of March 12, 2019 (Initial Measurement)
Asset price	$9.25
Exercise price	$11.50
Term (in years)	$5.50
Volatility	30.00%
Risk-free rate	2.40%
Dividend yield	0.00%
Fair value of each Public Warrant	$1.50

The following table provides quantitative information regarding fair value assumptions for the Private Placement Warrants:

	As of March 12, 2019 (Initial Measurement)	As of December 31, 2019	As of December 31, 2020
Asset price	$9.25	$10.02	$10.45
Exercise price	$11.50	$11.50	$11.50
Term (in years)	$5.50	$5.50	$5.50
Volatility	30.00%	21.50%	29.30%
Risk-free rate	2.40%	1.70%	0.40%
Dividend yield	0.00%	0.00%	0.00%
Fair value of each Private Placement Warrant	$1.73	$1.43	$2.02

The following table provides quantitative information regarding fair value assumptions for the Forward Purchase Agreement:

	As of March 12, 2019 (Initial Measurement)	As of December 31, 2019	As of December 31, 2020
Asset price	$9.25	$10.02	$10.45
Private Placement Warrant price	$1.73	$1.43	$2.02
Discount term (in years)	2.30	1.50	0.50
Probability of merger	80.00%	80.00%	80.00%
Risk-free rate	2.44%	1.59%	0.09%
Fair value of Forward Purchase Agreement	$2,035,000	$3,396,000	$5,185,000

The following table presents the changes in the fair value of the Warrant and Forward Purchase Agreement liabilities:

	Private Placement Warrants	Public Warrants	Forward Purchase Agreement	Liabilities
Initial measurement on March 12, 2019	$12,110,000	$18,750,000	$2,035,000	$32,895,000
Change in the fair value	(2,100,000)	(8,750,000)	1,361,000	(9,489,000)

Fair value as of December 31, 2019	10,010,000	10,000,000	3,396,000	23,406,000
Change in the fair value	4,130,000	8,875,000	1,789,000	14,794,000

Fair value as of December 31, 2020	$14,140,000	$18,875,000	$5,185,000	$38,200,000

The Company did not have any held to maturity securities as of December 31, 2020.

The gross holding gains and fair value of held-to-maturity securities as of December 31, 2019 are as follows:

Held-To-Maturity	Amortized Cost	Gross Holding Gains	Fair Value
U.S Treasury Securities (Mature 03/12/2020)	$253,551,083	$6,361	$253,557,444